Earnings per Share (details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per Share disclosure
Net income	$ 988	$ 864	$ 925	$ 896	$ 304	$ 864	$ 499	$ 806	$ 3,673	$ 2,473	$ 1,426
Participating share-based awards - allocated income									(27)	(19)	(11)
Preferred stock dividends											(1)
Net income available to common shareholders -- basic									3,646	2,454	1,414
Effect of dilutive securities, convertible preferred stock											1
Net income available to common shareholders -- diluted									$ 3,646	$ 2,454	$ 1,415
Weighted average shares outstanding, basic									370.3	386.2	415.8
Weighted average effects of dilutive securities, stock options and performance shares (in shares)									4.0	3.6	4.0
Weighted average effects of dilutive securities, convertible preferred stock (in shares)											0.7
Weighted average shares outstanding, diluted									374.3	389.8	420.5
Net income per common share, basic	$ 2.73	$ 2.33	$ 2.44	$ 2.36	$ 0.79	$ 2.23	$ 1.27	$ 2.04	$ 9.84	$ 6.35	$ 3.40
Net income per common share, diluted	$ 2.70	$ 2.30	$ 2.41	$ 2.33	$ 0.78	$ 2.21	$ 1.26	$ 2.02	$ 9.74	$ 6.30	$ 3.36